1. OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. OPERATIONS

Organization

The Company was incorporated in Canada under the laws of the Canadian Business Corporations Act on August 8, 2003.We are a natural resource exploration Company in the exploration stage with an objective of acquiring, exploring, and, if warranted and feasible, developing natural resource properties. Natural resource exploration and development requires significant capital and our assets and resources are limited. Therefore, we participate in the natural resource industry through the optioning of natural resource exploration and development projects. Refer to the “Mineral Property Interests” Note below for more detail regarding property interests.

Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business.

As shown in the accompanying financial statements, the Company has incurred cumulative losses of $1,119,809 for the period from August 8, 2003 (inception) to December 31, 2012 and has no source of revenue. The future of the Company is dependent upon its ability to obtain financing and upon future acquisition, exploration and development of profitable operations from mineral properties. Management has plans to seek additional capital through a private placement and public offering of its common stock. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will require up to approximately $345,000 to fund exploration activities for the next twelve months. We expect to continue to finance exploration costs through the sale of equity. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.